UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04725
                                                    -------------

                         Phoenix Investment Series Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

Matthew A. Swendiman, Esq.         John R. Flores, Esq.
Counsel & Chief Legal Officer for  Vice President, Litigation/Employment Counsel
Registrant                         Phoenix Life Insurance Company
Phoenix Life Insurance Company     One American Row
One American Row                   Hartford, CT  06102
Hartford, CT  06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: April 30
                                                ---------

                   Date of reporting period: January 31, 2005
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.



Phoenix Income & Growth Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
AGENCY MORTGAGE-BACKED SECURITIES--6.7%

Fannie Mae 5.50%, 8/1/17                   AAA        $   652    $    673,638
Fannie Mae 4.50%, 2/24/20(h)               AAA          2,900       2,894,562
Fannie Mae 6%, 11/1/31                     AAA            618         637,844
Fannie Mae 5%, 4/1/34                      AAA          2,798       2,792,266
Fannie Mae 5%, 5/1/34                      AAA          1,023       1,021,254
Fannie Mae 5.50%, 6/1/34                   AAA          7,408       7,549,268
Fannie Mae 5.50%, 7/1/34                   AAA          5,683       5,791,147
Fannie Mae 6%, 7/1/34                      AAA          1,364       1,408,456
GNMA 6.50%, '23-'24                        AAA          2,922       3,095,773
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $25,187,908)                                      25,864,208
-----------------------------------------------------------------------------

MUNICIPAL BONDS--4.0%

CALIFORNIA--1.5%
Long Beach Pension Obligation Taxable
  Unrefunded Balance Revenue 6.87%,
  9/1/06                                   AAA            675         710,660
Pasadena Pension Funding Revenue Taxable
  Series A 7.15%, 5/15/11(i)               AAA          1,000       1,153,000
San Bernardino County Financing
  Authority Pension Obligation Revenue
  Taxable 6.87%, 8/1/08                    AAA          1,335       1,461,077
San Bernardino County Revenue Taxable
  Series A 5.43%, 8/1/13                   AAA          1,050       1,103,172
Ventura County Pension Obligation
  Revenue Taxable 6.54%, 11/1/05           AAA          1,325       1,357,012
                                                                 ------------
                                                                    5,784,921
                                                                 ------------
KENTUCKY--0.4%
Kentucky State Property and Buildings
  Commission Revenue 5%, 10/1/12           AAA          1,500       1,662,750

PENNSYLVANIA--1.3%
Pittsburgh Pension Obligation Taxable
  Series C 6.50%, 3/1/17                   AAA          4,250       4,814,315

TEXAS--0.3%
Dallas-Fort Worth International Airport
  Facilities Improvement Revenue Taxable
  6.40%, 11/1/07                           AAA          1,200       1,280,496


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
MUNICIPAL BONDS (continued)

VIRGINIA--0.5%
Virginia Public Building Authority
  Public Facilities Revenue Series A
  5%, 8/1/12                               AA+        $ 1,625    $  1,811,664
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $14,394,379)                                      15,354,146
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--1.7%

AmeriCredit Automobile Receivables
  Trust 01-D, A4 4.41%, 11/12/08           AAA            808         813,932
Associates Manufactured Housing Pass
  Through 97-2, A6 7.075%, 3/15/28(d)      AAA            845         876,994
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3 5.98%,
  1/15/18                                  BB             709         689,890
Long Beach Auto Receivables Trust 04-A,
  A2 2.841%, 7/15/10(d)                    AAA          1,000         978,437
Morgan Stanley Auto Loan Trust 04-HB1,
  A4 3.33%, 10/15/11                       AAA          2,000       1,981,250
WFS Financial Owner Trust 03-1, A4
  2.74%, 9/20/10                           AAA          1,000         991,374
Whole Auto Loan Trust 02-1, B 2.91%,
  4/15/09                                  A              350         349,679
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $6,702,897)                                        6,681,556
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--19.2%


AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc.
  8.25%, 7/15/07                           BBB-           500         548,801

ALUMINUM--0.5%
Alcoa, Inc. 5.375%, 1/15/13                A-           2,000       2,110,424

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Amvescap plc 144A 5.375%, 12/15/14(b)      BBB+         1,000       1,003,941

AUTO PARTS & EQUIPMENT--0.5%
American Axle & Manufacturing, Inc.
  5.25%, 2/11/14                           BBB          1,000         949,647
Lear Corp. Series B 7.96%, 5/15/05         BBB-         1,000       1,013,126
                                                                 ------------
                                                                    1,962,773
                                                                 ------------

Phoenix Income & Growth Fund

                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
DOMESTIC CORPORATE BONDS (continued)


AUTOMOBILE MANUFACTURERS--0.3%
DaimlerChrysler NA Holding Corp. 4.75%,
  1/15/08                                  BBB        $ 1,000    $  1,016,806

BROADCASTING & CABLE TV--1.2%
Comcast Corp. 5.30%, 1/15/14               BBB          1,000       1,031,306
Cox Communications, Inc. 7.75%, 8/15/06    BBB-           500         528,300
Cox Communications, Inc. 7.125%, 10/1/12   BBB-         1,000       1,126,339
Echostar DBS Corp. 5.75%, 10/1/08          BB-          1,500       1,518,750
PanAmSat Corp. 6.375%, 1/15/08             BB+            240         250,200
                                                                 ------------
                                                                    4,454,895
                                                                 ------------
CASINOS & GAMING--0.9%
Harrahs Operating Co., Inc. 5.50%,
  7/1/10                                   BBB-           750         773,831
Mandalay Resort Group 6.375%, 12/15/11     BB+            750         787,500
MGM Mirage, Inc. 9.75%, 6/1/07             BB-            550         613,250
Penn National Gaming, Inc. 6.875%,
  12/1/11                                  B              245         248,675
Station Casinos, Inc. 6.875%, 3/1/16       B+           1,000       1,042,500
                                                                 ------------
                                                                    3,465,756
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.2%
Motorola, Inc. 7.625%, 11/15/10            BBB            500         579,399

CONSUMER FINANCE--2.4%
Capital One Bank 6.50%, 6/13/13            BBB-           500         549,331
Ford Motor Credit Co. 7.25%, 10/25/11(i)   BBB-         1,250       1,330,147
General Electric Capital Corp. 6%,
  6/15/12(i)                               AAA          1,500       1,639,440
General Motors Acceptance Corp. 6.875%,
  9/15/11                                  BBB-         1,500       1,506,250
Household Finance Corp. 4.125%,
  11/16/09                                 A            1,000         993,354
Household Finance Corp. 6.75%, 5/15/11     A            1,000       1,122,248
SLM Corp. 4.803%, 2/1/10(d)                A            2,250       2,231,348
                                                                 ------------
                                                                    9,372,118
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp. 4.875%, 12/15/09           BBB            750         743,728


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
DOMESTIC CORPORATE BONDS (continued)

DIVERSIFIED BANKS--1.1%
Bank of America Corp. 5.25%, 12/1/15(i)    A+         $ 1,500    $  1,552,767
Rabobank Capital Funding II 144A 5.26%,
  12/29/49(b)(d)                           AA           1,100       1,128,042
U.S. Bank NA 6.30%, 7/15/08                A+           1,500       1,615,382
                                                                 ------------
                                                                    4,296,191
                                                                 ------------
DIVERSIFIED CAPITAL MARKETS--0.2%
Credit Suisse First Boston USA, Inc.
  4.70%, 6/1/09                            A+             750         764,976

DIVERSIFIED CHEMICALS--0.1%
Cabot Corp. 144A 5.25%, 9/1/13(b)          BBB+           500         503,698

DIVERSIFIED COMMERCIAL SERVICES--0.2%
International Lease Finance Corp.
  4.75%, 1/13/12                           AA-            625         627,504

ELECTRIC UTILITIES--0.7%
Entergy Gulf States, Inc. 3.60%, 6/1/08    BBB            800         785,433
Entergy Gulf States, Inc. 5.25%, 8/1/15    BBB            850         842,487
Oncor Electric Delivery Co. 6.375%,
  1/15/15                                  BBB          1,000       1,109,706
                                                                 ------------
                                                                    2,737,626
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Mettler-Toledo International, Inc.
  4.85%, 11/15/10                          BBB          1,000       1,005,575

ENVIRONMENTAL SERVICES--0.1%
Allied Waste North America 6.125%,
  2/15/14                                  BB-            500         456,250

FOOD RETAIL--0.2%
Safeway, Inc. 4.125%, 11/1/08              BBB            750         745,961

GAS UTILITIES--0.3%
AmeriGas Partners LP/AmeriGas Eagle
  Finance Corp. Series B 8.875%, 5/20/11   BB-          1,000       1,085,000

HEALTH CARE DISTRIBUTORS--0.2%
AmerisourceBergen Corp. 8.125%, 9/1/08     BB+            795         882,450

HOMEBUILDING--0.8%
Horton (D.R.), Inc. 6.125%, 1/15/14        BB+            700         738,411
Lennar Corp. 7.625%, 3/1/09                BBB-         1,250       1,399,121

Phoenix Income & Growth Fund

                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
DOMESTIC CORPORATE BONDS (continued)

HOMEBUILDING (CONTINUED)
Ryland Group, Inc. (The) 8%, 8/15/06       BBB-       $   970    $  1,029,854
                                                                 ------------
                                                                    3,167,386
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.2%
Hilton Hotels Corp. 7.625%, 5/15/08(i)     BBB-           750         824,432
La Quinta Properties 7%, 8/15/12           BB-             75          78,750
                                                                 ------------
                                                                      903,182
                                                                 ------------
INTEGRATED OIL & GAS--0.1%
Conoco Funding Co. 5.45%, 10/15/06         A-             500         515,654

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
Sprint Capital Corp. 6.375%, 5/1/09        BBB-         1,000       1,079,800

INVESTMENT BANKING & BROKERAGE--1.1%
Credit Suisse First Boston USA, Inc.
  5.125%, 1/15/14(i)                       A+           1,500       1,538,727
Goldman Sachs Group, Inc. 4.125%,
  1/15/08                                  A+             850         857,394
Lehman Brothers Holdings, Inc. 6.25%,
  5/15/06                                  A              500         517,924
Lehman Brothers Holdings, Inc. 4.375%,
  11/30/10(i)                              A              250         250,544
Merrill Lynch & Co., Inc. 5.30%, 9/30/15   A+           1,000       1,026,430
                                                                 ------------
                                                                    4,191,019
                                                                 ------------
LIFE & HEALTH INSURANCE--0.7%
Jefferson-Pilot Corp. 4.75%, 1/30/14       AA             750         747,284
Metlife, Inc. 5%, 11/24/13                 A            1,100       1,111,931
Protective Life Corp. 4.875%, 11/1/14      A              925         911,880
                                                                 ------------
                                                                    2,771,095
                                                                 ------------
MULTI-LINE INSURANCE--0.3%
Assurant, Inc. 5.625%, 2/15/14             BBB+         1,250       1,300,741

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co. 5.50%, 10/15/10            BBB            450         474,866

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Chesapeake Energy Corp. 6.875%, 1/15/16    BB-            750         783,750
Pemex Project Funding Master Trust 8%,
  11/15/11                                 BBB            750         862,500
                                                                 ------------
                                                                    1,646,250
                                                                 ------------


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
DOMESTIC CORPORATE BONDS (continued)


OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
Citigroup, Inc. 5.125%, 5/5/14(i)          AA-        $ 1,000    $  1,031,446
J.P. Morgan Chase & Co. 5.125%, 9/15/14    A              625         636,689
Principal Life Global Funding I 144A
  4.40%, 10/1/10(b)                        AA           1,000       1,004,105
                                                                 ------------
                                                                    2,672,240
                                                                 ------------
PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 5%, 12/3/12              A            1,000       1,028,567

PAPER PRODUCTS--0.3%
International Paper Co. 4.25%, 1/15/09     BBB          1,000       1,001,757

RAILROADS--0.3%
Union Pacific Corp. 6.125%, 1/15/12        BBB          1,000       1,090,294

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
EOP Operating LP 4.75%, 3/15/14            BBB+           750         730,166

REGIONAL BANKS--0.9%
PNC Funding Corp. 5.25%, 11/15/15          BBB+         2,000       2,041,130
Zions Bancorp 5.65%, 5/15/14               BBB-         1,250       1,304,269
                                                                 ------------
                                                                    3,345,399
                                                                 ------------
REITS--0.9%
Colonial Properties Trust 6.25%, 6/15/14   BBB-         1,800       1,928,005
Kimco Realty Corp. 4.82%, 8/15/11          A-           1,500       1,507,826
                                                                 ------------
                                                                    3,435,831
                                                                 ------------
SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc. 4.375%,
  9/15/09(i)                               A              500         505,501

SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10            A              850         868,873

SYSTEMS SOFTWARE--0.1%
Computer Associates International, Inc.
  144A 4.75%, 12/1/09(b)                   BBB-           400         401,506

TECHNOLOGY DISTRIBUTORS--0.3%
Arrow Electronics, Inc. 6.875%, 7/1/13     BBB-         1,000       1,100,015

THRIFTS & MORTGAGE FINANCE--0.8%
Golden West Financial Corp. 4.125%,
  8/15/07                                  A+           1,000       1,011,372
Sovereign Bank 5.125%, 3/15/13             BBB-         1,000       1,010,593

Phoenix Income & Growth Fund

                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
DOMESTIC CORPORATE BONDS (continued)

THRIFTS & MORTGAGE FINANCE (CONTINUED)
Washington Mutual, Inc. 4.625%, 4/1/14     BBB+       $ 1,000    $    971,213
                                                                 ------------
                                                                    2,993,178
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc.
  6.50%, 2/15/12                           BB-            500         493,750
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $72,132,229)                                      74,080,942
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--6.4%

Asset Backed Funding Corp. Net Interest
  Margin Trust 04-HE1, N1 144A 4.45%,
  7/26/34(b)                               A-             623         622,928
DLJ Commercial Mortgage Corp. 98-CF2,
  A1B 6.24%, 11/12/31                      Aaa(c)       1,385       1,485,481
Final Maturity Amortizing Notes 05-2, 1
  4%, 2/25/10(h)                           NR           1,000         996,719
First Horizon Mortgage 5.04%, 2/28/35(h)   BBB          1,500       1,521,094
GMAC Commercial Mortgage Securities,
  Inc. 97-C2, A3 6.566%, 4/15/29           Aaa(c)       1,335       1,414,988
Greenwich Capital Commercial Funding
  Corp. 04-Fl2A, K 144A 4.09%,
  11/5/19(b)(d)                            BBB+         1,700       1,699,734
GS Mortgage Securities Corp. II 99-C1,
  A2 6.11%, 11/18/30(d)                    AAA          2,454       2,598,350
Home Equity Asset Trust 03-8N, A 144A
  5%, 5/27/34(b)                           A-             493         492,415
Homestar Net Interest Margin Trust 04-3,
  A1 144A 5.50%, 7/25/34(b)                BBB            397         395,182
J.P. Morgan Chase Commercial Mortgage
  Securities Corp. 01-CIBC, A3 6.26%,
  3/15/33                                  AAA          1,500       1,648,378
Lehman Brothers Commercial Conduit
  Mortgage Trust 99-C2, A2 7.325%,
  10/15/32                                 Aaa(c)       2,000       2,240,607
Master Resecuritization Trust 5%,
  10/30/34                                 Baa(c)       1,200       1,188,672
Merrill Lynch Mortgage Investors, Inc.
  96-C1, C 7.42%, 4/25/28                  AAA          1,400       1,440,001
Residential Asset Mortgage Products,
  Inc. 03-RS6, AI2 2.39%, 11/25/24         AAA            590         588,965


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)

Residential Asset Mortgage Products, Inc.
  03-RS6, AI3 3.08%, 12/25/28              AAA        $ 2,000    $  1,983,056
Residential Funding Mortgage 4.90%,
  3/25/35(h)                               AAA          1,700       1,717,266
Wells Fargo Mortgage Backed Securities
  04-E, 2A3 3.08%, 1/25/35(d)              AAA          1,389       1,379,317
Wells Fargo Mortgage Backed Securities
  Trust 03-4, A18 5.50%, 6/25/33           Aaa(c)       1,250       1,268,397
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $24,306,453)                                      24,681,550
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--5.8%

BRAZIL--0.8%
Federative Republic of Brazil 9.25%,
  10/22/10                                 BB-            900       1,002,150
Federative Republic of Brazil 8%,
  4/15/14                                  BB-            557         570,470
Federative Republic of Brazil 8.75%,
  2/4/25(h)                                BB-            500         493,050
Federative Republic of Brazil DCB-L
  3.125%, 4/15/12(d)                       BB-            882         844,308
                                                                 ------------
                                                                    2,909,978
                                                                 ------------
BULGARIA--0.2%
Republic of Bulgaria 144A 8.25%,
  1/15/15(b)                               BBB-           580         736,600

COLOMBIA--0.1%
Republic of Colombia 10%, 1/23/12          BB             500         565,500

COSTA RICA--0.7%
Republic of Costa Rica 144A 9.335%,
  5/15/09(b)                               BB           1,500       1,657,500
Republic of Costa Rica 144A 9.995%,
  8/1/20(b)                                BB           1,000       1,142,500
                                                                 ------------
                                                                    2,800,000
                                                                 ------------
PANAMA--0.6%
Republic of Panama 8.25%, 4/22/08          BB           1,300       1,436,500
Republic of Panama 7.25%, 3/15/15          BB             900         924,750
Republic of Panama 9.375%, 1/16/23         BB              50          58,750
                                                                 ------------
                                                                    2,420,000
                                                                 ------------
PERU--0.1%
Republic of Peru 8.75%, 11/21/33           BB             200         215,000

Phoenix Income & Growth Fund

                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
FOREIGN GOVERNMENT SECURITIES (continued)

PHILIPPINES--0.5%
Republic of Philippines 8.25%, 1/15/14     BB-        $ 1,000    $    996,250
Republic of Philippines 9.50%, 2/2/30(h)   BB-          1,000         996,250
                                                                 ------------
                                                                    1,992,500
                                                                 ------------
RUSSIA--1.1%
Russian Federation 144A 8.25%, 3/31/10(b)  BBB-           750         829,200
Russian Federation RegS 8.25%,
  3/31/10(d)(k)                            BBB-         1,000       1,100,500
Russian Federation RegS 5%, 3/31/30(k)     BBB-         2,250       2,365,200
                                                                 ------------
                                                                    4,294,900
                                                                 ------------
SOUTH AFRICA--0.6%
Republic of South Africa 5.25%, 5/16/13    BBB          1,000(f)    1,396,746
Republic of South Africa Series R152
  12%, 2/28/06                             A(c)         5,333(j)      938,480
                                                                 ------------
                                                                    2,335,226
                                                                 ------------
TURKEY--0.5%
Republic of Turkey 12.375%, 6/15/09        BB-            900       1,124,370
Republic of Turkey 11.50%, 1/23/12         BB-            500         640,000
                                                                 ------------
                                                                    1,764,370
                                                                 ------------
UKRAINE--0.1%
Republic of Ukraine RegS 11%, 3/15/07(k)   B+             397         425,953

VENEZUELA--0.5%
Republic of Venezuela 5.375%, 8/7/10       B              900         832,759
Republic of Venezuela 9.25%, 9/15/27       B            1,000       1,032,500
                                                                 ------------
                                                                    1,865,259
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $21,158,178)                                      22,325,286
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(g)--5.7%

AUSTRALIA--0.3%
United Energy Distribution Holdings
  Property Ltd. 144A 5.45%, 4/15/16(b)     AAA            500         516,304
Westfield Capital Corp. 144A 5.125%,
  11/15/14(b)                              A-             775         780,335
                                                                 ------------
                                                                    1,296,639
                                                                 ------------
BRAZIL--0.3%
Petrobras International Finance Co.
  9.125%, 7/2/13                           Ba(c)        1,000       1,122,500


                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
FOREIGN CORPORATE BONDS (continued)

CANADA--0.7%
Domtar, Inc. 5.375%, 12/1/13               BBB-       $   350    $    344,449
Methanex Corp. 7.75%, 8/15/05              BBB-         1,800       1,840,500
Norske Skog Canada Ltd. 7.375%, 3/1/14     BB-            500         507,500
                                                                 ------------
                                                                    2,692,449
                                                                 ------------
CHILE--0.9%
Banco Santander Corp. 144A 5.375%,
  12/9/14(b)                               A-             325         330,973
Enersis S.A. 7.375%, 1/15/14               BB+          1,300       1,413,523
Petropower I Funding Trust 144A 7.36%,
  2/15/14(b)                               BBB          1,667       1,633,449
                                                                 ------------
                                                                    3,377,945
                                                                 ------------
HONG KONG--0.5%
Hutchison Whampoa International Ltd.
  144A 5.45%, 11/24/10(b)                  A-           1,750       1,818,073

ITALY--0.5%
Telecom Italia Capital S.A. 4%, 11/15/08   BBB+         2,000       1,984,246

KAZAKHSTAN--0.6%
Kazkommerts International BV 144A 7%,
  11/3/09(b)                               BB-          1,500       1,485,000
Kazkommerts International BV RegS
  10.125%, 5/8/07(k)                       BB-          1,000       1,083,800
                                                                 ------------
                                                                    2,568,800
                                                                 ------------
MALAYSIA--0.1%
Malaysia International Shipping Corp.
  Capital Ltd. 144A 6.125%, 7/1/14(b)      BBB+           250         271,013

MEXICO--0.2%
America Movil S.A. de C.V. 5.75%,
  1/15/15                                  BBB          1,000       1,013,573

NORWAY--0.2%
Norske Skogindustrier ASA 144A 6.125%,
  10/15/15(b)                              BBB-           650         675,850

SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(d)      A-             700         700,806

SOUTH KOREA--0.3%
Korea Development Bank 4.25%, 11/13/07     A-             500         502,445

Phoenix Income & Growth Fund

                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
FOREIGN CORPORATE BONDS (continued)

SOUTH KOREA (CONTINUED)
Korea Development Bank 3.875%, 3/2/09      A-         $   750    $    737,725
                                                                 ------------
                                                                    1,240,170
                                                                 ------------
SWEDEN--0.3%
Nordea Bank Sweden AB 144A 5.25%,
  11/30/12(b)                              A            1,000       1,040,644

UNITED KINGDOM--0.3%
British Sky Broadcasting Group plc
  6.875%, 2/23/09                          BBB-           500         547,219
HBOS plc 144A 5.375%, 11/29/49(b)(d)       A              750         777,032
                                                                 ------------
                                                                    1,324,251
                                                                 ------------
UNITED STATES--0.3%
Bowater Canada Finance 7.95%, 11/15/11     BB           1,000       1,071,362
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $21,910,650)                                      22,198,321
-----------------------------------------------------------------------------

                                                      SHARES
                                                     --------
DOMESTIC COMMON STOCKS--47.7%

AEROSPACE & DEFENSE--1.2%
Boeing Co. (The)                                       23,100       1,168,860
Goodrich Corp.                                         18,000         617,400
Honeywell International, Inc.                          15,800         568,484
Lockheed Martin Corp.                                   7,200         416,232
United Technologies Corp.                              20,400       2,053,872
                                                                 ------------
                                                                    4,824,848
                                                                 ------------

AGRICULTURAL PRODUCTS--0.5%
Archer-Daniels-Midland Co.                             58,400       1,413,280
Corn Products International, Inc.                      10,800         317,088
                                                                 ------------
                                                                    1,730,368
                                                                 ------------

APPAREL RETAIL--0.3%
Gap, Inc. (The)                                        43,400         955,234
Limited Brands, Inc.                                   11,700         277,290
                                                                 ------------
                                                                    1,232,524
                                                                 ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
V. F. Corp.                                             4,600         244,490

APPLICATION SOFTWARE--0.2%
Autodesk, Inc.                                         12,300         361,251
Intuit, Inc.(e)                                         2,900         113,100


                                                      SHARES         VALUE
                                                     --------    ------------
DOMESTIC COMMON STOCKS (continued)

APPLICATION SOFTWARE (CONTINUED)
Parametric Technology Corp.(e)                         46,400    $    264,480
                                                                 ------------
                                                                      738,831
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Northern Trust Corp.                                   19,900         868,436

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.                                         69,400         913,998

BIOTECHNOLOGY--0.2%
Affymetrix, Inc.(e)                                     3,600         148,176
Applera Corp. - Applied Biosystems Group                5,800         116,290
Cephalon, Inc.(e)                                       9,100         447,720
Invitrogen Corp.(e)                                     2,100         144,291
                                                                 ------------
                                                                      856,477
                                                                 ------------

BUILDING PRODUCTS--0.2%
Masco Corp.                                            25,000         920,000

COMMUNICATIONS EQUIPMENT--1.9%
Avaya, Inc.(e)                                         38,400         551,040
Cisco Systems, Inc.(e)                                159,800       2,882,792
Corning, Inc.(e)                                       52,100         569,974
Harris Corp.                                            4,300         278,511
Motorola, Inc.                                        104,800       1,649,552
QUALCOMM, Inc.                                         18,400         685,216
Scientific-Atlanta, Inc.                                5,600         169,736
Tellabs, Inc.(e)                                       61,800         440,016
                                                                 ------------
                                                                    7,226,837
                                                                 ------------

COMPUTER HARDWARE--1.9%
Apple Computer, Inc.(e)                                 3,700         284,530
Hewlett-Packard Co.                                    59,300       1,161,687
International Business Machines Corp.                  61,600       5,754,672
NCR Corp.(e)                                            6,400         218,752
                                                                 ------------
                                                                    7,419,641
                                                                 ------------

CONSTRUCTION MATERIALS--0.3%
Vulcan Materials Co.                                   18,700       1,056,176

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
Deere & Co.                                             9,500         659,585
PACCAR, Inc.                                            7,450         526,417
                                                                 ------------
                                                                    1,186,002
                                                                 ------------
CONSUMER FINANCE--0.7%
Capital One Financial Corp.                             9,500         743,660

Phoenix Income & Growth Fund

                                                      SHARES         VALUE
                                                     --------    ------------
DOMESTIC COMMON STOCKS (continued)

CONSUMER FINANCE (CONTINUED)
MBNA Corp.                                             69,700    $  1,852,626
                                                                 ------------
                                                                    2,596,286
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.6%
Automatic Data Processing, Inc.                        16,900         734,812
CheckFree Corp.(e)                                      3,000         117,000
Computer Sciences Corp.(e)                              5,100         262,752
Fiserv, Inc.(e)                                        20,700         791,775
Sabre Holdings Corp. Class A                           19,000         400,900
                                                                 ------------
                                                                    2,307,239
                                                                 ------------
DEPARTMENT STORES--0.8%
Federated Department Stores, Inc.                      20,500       1,164,400
Nordstrom, Inc.                                        16,700         805,775
Penney (J.C.) Co., Inc.                                23,900       1,021,008
                                                                 ------------
                                                                    2,991,183
                                                                 ------------
DIVERSIFIED BANKS--3.1%
Bank of America Corp.                                 139,700       6,477,889
Comerica, Inc.                                          6,300         364,518
U.S. Bancorp                                           21,500         646,075
Wachovia Corp.                                         70,900       3,888,865
Wells Fargo & Co.                                      11,700         717,210
                                                                 ------------
                                                                   12,094,557
                                                                 ------------
DIVERSIFIED CHEMICALS--0.6%
Dow Chemical Co. (The)                                 20,100         998,970
Eastman Chemical Co.                                   20,200       1,093,830
PPG Industries, Inc.                                    2,400         165,072
                                                                 ------------
                                                                    2,257,872
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--0.1%
Dun & Bradstreet Corp.(e)                               5,900         342,790

DIVERSIFIED METALS & MINING--0.1%
Phelps Dodge Corp.                                      2,700         260,010

ELECTRIC UTILITIES--0.3%
Exelon Corp.                                           22,900       1,013,325

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Emerson Electric Co.                                   21,800       1,465,832
Hubbell, Inc. Class B                                   4,900         242,648
Rockwell Automation, Inc.                               7,400         419,210
                                                                 ------------
                                                                    2,127,690
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Agilent Technologies, Inc.(e)                           6,400         141,504


                                                      SHARES         VALUE
                                                     --------    ------------
DOMESTIC COMMON STOCKS (continued)

ELECTRONIC EQUIPMENT MANUFACTURERS (CONTINUED)
Tektronix, Inc.                                        30,100    $    867,482
                                                                 ------------
                                                                    1,008,986
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0 3%
Monsanto Co.                                           22,800       1,234,164

FOOTWEAR--0.3%
NIKE, Inc. Class B                                     11,600       1,004,908

FOREST PRODUCTS--0.5%
Weyerhaeuser Co.                                       29,000       1,809,600

HEALTH CARE DISTRIBUTORS--0.0%
AmerisourceBergen Corp.                                 2,200         128,216

HEALTH CARE EQUIPMENT--0.5%
Becton, Dickinson & Co.                                14,700         832,755
PerkinElmer, Inc.                                      21,800         501,182
Thermo Electron Corp.(e)                               22,500         673,650
                                                                 ------------
                                                                    2,007,587
                                                                 ------------
HEALTH CARE SERVICES--0.2%
IMS Health, Inc.                                       30,400         710,752

HEALTH CARE SUPPLIES--0.3%
Bausch & Lomb, Inc.                                    13,400         976,726

HOME IMPROVEMENT RETAIL--0.8%
Home Depot, Inc. (The)                                 46,500       1,918,590
Sherwin-Williams Co. (The)                             26,600       1,149,120
                                                                 ------------
                                                                    3,067,710
                                                                 ------------
HOUSEHOLD APPLIANCES--0.3%
Black & Decker Corp. (The)                             14,900       1,227,760

HOUSEHOLD PRODUCTS--1.0%
Kimberly-Clark Corp.                                   29,000       1,899,790
Procter & Gamble Co. (The)                             36,500       1,942,895
                                                                 ------------
                                                                    3,842,685
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.3%
Fortune Brands, Inc.                                   15,100       1,268,098

INDUSTRIAL CONGLOMERATES--0.3%
3M Co.                                                  7,800         658,008
Textron, Inc.                                           6,000         431,880
                                                                 ------------
                                                                    1,089,888
                                                                 ------------
INDUSTRIAL MACHINERY--1.1%
Eaton Corp.                                            20,900       1,420,991
Ingersoll-Rand Co. Class A                             32,100       2,387,598

Phoenix Income & Growth Fund


                                                      SHARES         VALUE
                                                     --------    ------------
DOMESTIC COMMON STOCKS (continued)

INDUSTRIAL MACHINERY (CONTINUED)
Parker Hannifin Corp.                                   9,000    $    586,440
                                                                 ------------
                                                                    4,395,029
                                                                 ------------
INSURANCE BROKERS--0.1%
Willis Group Holdings Ltd.                             11,000         425,480

INTEGRATED OIL & GAS--3.3%
ChevronTexaco Corp.                                    58,100       3,160,640
Exxon Mobil Corp.                                     138,300       7,136,280
Occidental Petroleum Corp.                             38,900       2,270,982
                                                                 ------------
                                                                   12,567,902
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.7%
ALLTEL Corp.                                           14,600         803,584
AT&T Corp.                                             40,600         779,114
BellSouth Corp.                                        40,800       1,070,592
SBC Communications, Inc.                               44,700       1,062,072
Verizon Communications, Inc.                           81,000       2,882,790
                                                                 ------------
                                                                    6,598,152
                                                                 ------------
INTERNET SOFTWARE & SERVICES--0.2%
EarthLink, Inc.(e)                                     63,100         632,893

INVESTMENT BANKING & BROKERAGE--0.7%
E*TRADE Financial Corp.(e)                             13,100         180,125
Goldman Sachs Group, Inc. (The)                        23,900       2,577,615
                                                                 ------------
                                                                    2,757,740
                                                                 ------------
LIFE & HEALTH INSURANCE--1.2%
AFLAC, Inc.                                             7,000         276,570
Lincoln National Corp.                                 24,200       1,116,588
MetLife, Inc.                                          52,300       2,078,925
Protective Life Corp.                                   2,400          98,784
Prudential Financial, Inc.                             16,000         862,560
Stancorp Financial Group, Inc.                          1,400         119,000
                                                                 ------------
                                                                    4,552,427
                                                                 ------------
MANAGED HEALTH CARE--1.4%
Aetna, Inc.                                             7,000         889,350
CIGNA Corp.                                             6,500         521,625
UnitedHealth Group, Inc.                               34,100       3,031,490
WellPoint, Inc.(e)                                      9,400       1,142,100
                                                                 ------------
                                                                    5,584,565
                                                                 ------------
METAL & GLASS CONTAINERS--0.0%
Silgan Holdings, Inc.                                   2,300         137,425


                                                      SHARES         VALUE
                                                     --------    ------------
DOMESTIC COMMON STOCKS (continued)

MOVIES & ENTERTAINMENT--2.1%
Time Warner, Inc.(e)                                  225,500    $  4,059,000
Viacom, Inc. Class B                                   39,100       1,459,994
Walt Disney Co. (The)                                  90,600       2,593,878
                                                                 ------------
                                                                    8,112,872
                                                                 ------------
MULTI-LINE INSURANCE--0.6%
American International Group, Inc.                     32,600       2,161,054
Hartford Financial Services Group, Inc. (The)           2,200         148,038
Unitrin, Inc.                                           2,300          98,509
                                                                 ------------
                                                                    2,407,601
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER--1.3%
Constellation Energy Group, Inc.                       55,500       2,775,000
Sempra Energy                                          56,300       2,095,486
                                                                 ------------
                                                                    4,870,486
                                                                 ------------
OFFICE ELECTRONICS--0.2%
Xerox Corp.(e)                                         45,400         720,952

OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
Citigroup, Inc.                                        65,400       3,207,870
JPMorgan Chase                                         94,824       3,539,780
                                                                 ------------
                                                                    6,747,650
                                                                 ------------
PACKAGED FOODS & MEATS--0.9%
Kellogg Co.                                            69,400       3,098,016
Tyson Foods, Inc. Class A                              32,600         559,742
                                                                 ------------
                                                                    3,657,758
                                                                 ------------
PAPER PRODUCTS--0.0%
Georgia-Pacific Corp.                                   1,700          54,570

PHARMACEUTICALS--3.8%
Bristol-Myers Squibb Co.                              101,900       2,388,536
Johnson & Johnson                                      84,000       5,434,800
Merck & Co., Inc.                                      50,400       1,413,720
Pfizer, Inc.                                          187,600       4,532,416
Wyeth                                                  27,800       1,101,714
                                                                 ------------
                                                                   14,871,186
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.4%
Eastman Kodak Co.                                      49,800       1,647,882

PROPERTY & CASUALTY INSURANCE--1.0%
Allstate Corp. (The)                                   51,600       2,602,704
Cincinnati Financial Corp.                              3,500         154,420
Mercury General Corp.                                   4,900         278,810

Phoenix Income & Growth Fund


                                                      SHARES         VALUE
                                                     --------    ------------
DOMESTIC COMMON STOCKS (continued)

PROPERTY & CASUALTY INSURANCE (CONTINUED)
Progressive Corp. (The)                                 9,000    $    752,850
                                                                 ------------
                                                                    3,788,784
                                                                 ------------
PUBLISHING & PRINTING--0.3%
McGraw-Hill Cos., Inc. (The)                           11,200       1,013,600
Meredith Corp.                                          2,800         134,484
                                                                 ------------
                                                                    1,148,084
                                                                 ------------
RAILROADS--0.1%
Norfolk Southern Corp.                                 10,900         380,628

REGIONAL BANKS--0.6%
Bank of Hawaii Corp.                                    8,600         412,026
BB&T Corp.                                              2,400          94,728
Hibernia Corp. Class A                                 22,900         602,728
Huntington Bancshares, Inc.                             4,200          96,474
KeyCorp                                                19,200         641,664
National City Corp.                                     5,600         199,080
SunTrust Banks, Inc.                                    3,300         237,666
                                                                 ------------
                                                                    2,284,366
                                                                 ------------
REITS--0.2%
iStar Financial, Inc.                                  13,400         560,790
Maguire Properties, Inc.                               14,500         342,925
                                                                 ------------
                                                                      903,715
                                                                 ------------
RESTAURANTS--0.8%
McDonald's Corp.                                       56,400       1,826,796
Wendy's International, Inc.                            10,000         392,200
Yum! Brands, Inc.                                      18,000         834,300
                                                                 ------------
                                                                    3,053,296
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.2%
Applied Materials, Inc.(e)                             37,800         601,020

SEMICONDUCTORS--1.4%
Freescale Semiconductor, Inc. Class B(e)               11,614         202,897
Intel Corp.                                           158,900       3,567,305
Maxim Integrated Products, Inc.                        11,800         460,318
Texas Instruments, Inc.                                46,500       1,079,265
                                                                 ------------
                                                                    5,309,785
                                                                 ------------
SOFT DRINKS--0.1%
Pepsi Bottling Group, Inc. (The)                        8,100         221,535
PepsiAmericas, Inc.                                    12,000         255,000
                                                                 ------------
                                                                      476,535
                                                                 ------------


                                                      SHARES         VALUE
                                                     --------    ------------
DOMESTIC COMMON STOCKS (continued)

SPECIALTY CHEMICALS--0.1%
Rohm & Haas Co.                                         6,200    $    274,288

SPECIALTY STORES--0.0%
Staples, Inc.                                           4,300         140,782

STEEL--0.0%
United States Steel Corp.                               2,600         134,680

SYSTEMS SOFTWARE--2.0%
Adobe Systems, Inc.                                     8,700         495,030
Microsoft Corp.                                       209,800       5,513,544
Oracle Corp.(e)                                       136,500       1,879,605
                                                                 ------------
                                                                    7,888,179
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.1%
Tech Data Corp.(e)                                      6,800         285,804

THRIFTS & MORTGAGE FINANCE--0.0%
Countrywide Financial Corp.                             4,500         166,500

TOBACCO--0.5%
Reynolds American, Inc.                                14,300       1,150,006
UST, Inc.                                              16,100         815,626
                                                                 ------------
                                                                    1,965,632
                                                                 ------------
TRUCKING--0.1%
CNF, Inc.                                               8,500         398,735
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $157,917,271)                                    184,530,043
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(g)--0.9%

AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                                 11,900         561,085

HEALTH CARE SUPPLIES--0.2%
Alcon, Inc. (United States)                            11,000         871,200

INDUSTRIAL CONGLOMERATES--0.5%
Tyco International Ltd. (United States)                55,700       2,012,998

SYSTEMS SOFTWARE--0.1%
Check Point Software Technologies Ltd.
  (Israel)(e)                                           8,400         203,952
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,076,137)                                        3,649,235
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $346,786,102)                                    379,365,287
-----------------------------------------------------------------------------

Phoenix Income & Growth Fund

                                         STANDARD &
                                           POOR'S    PAR VALUE
                                           RATING      (000)         VALUE
                                         ----------  ---------   ------------
SHORT-TERM INVESTMENTS--3.1%

COMMERCIAL PAPER--3.1%
Alpine Securitization Corp. 2.55%,
  2/1/05                                   A-1        $ 2,520    $  2,520,000
Cargill, Inc. 2.53%, 2/1/05                A-1          4,590       4,590,000
Gannett Co. 2.40%, 2/3/05                  A-1          3,500       3,499,533
Wal-Mart Stores, Inc. 2.39%, 2/8/05        A-1+         1,415       1,414,343
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $12,023,876)                                      12,023,876
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.2%
(IDENTIFIED COST $358,809,978)                                    391,389,163(a)

Other assets and liabilities, net--(1.2)%                          (4,549,347)
                                                                 ------------
NET ASSETS--100.0%                                               $386,839,815
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $36,318,321 and gross depreciation of $7,731,229 for federal income tax purposes. At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $362,802,071.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, these securities amounted to a value of $21,646,830 or 5.6% of net assets.
(c) As rated by Moody's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) Par value represents Euro.
(g) Foreign Common Stocks and Foreign Corporate Bonds are determined based on the country in which the security is issued. The country of risk, noted parenthetically and in the header, is determined based on criteria described in Note 1E "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(h) When-issued security.
(i) All or a portion segregated as collateral for a when-issued security.
(j) Par value represents South African Rand.
(k) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

Phoenix Global Utilities Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                                                         SHARES      VALUE
                                                         ------    ----------
DOMESTIC COMMON STOCKS--57.6%

ELECTRIC UTILITIES--37.8%
Ameren Co.                                                1,795    $   89,965
Consolidated Edison, Inc.                                 2,057        90,241
DPL, Inc.                                                 3,584        93,148
DTE Energy Co.                                            3,130       137,125
Entergy Corp.                                             1,997       138,832
Exelon Corp.                                              2,553       112,970
FirstEnergy Corp.                                         2,278        90,573
FPL Group, Inc.                                           1,505       115,343
NSTAR                                                     1,658        93,312
OGE Energy Corp.                                          5,092       133,156
Pepco Holdings, Inc.                                      6,332       138,354
Pinnacle West Capital Corp.                               2,533       105,626
PPL Corp.                                                 2,534       136,836
Progress Energy, Inc.                                     2,487       110,050
Southern Co. (The)                                        2,685        90,673
Westar Energy, Inc.                                       5,903       137,540
Xcel Energy, Inc.                                         6,181       112,432
                                                                   ----------
                                                                    1,926,176
                                                                   ----------
GAS UTILITIES--4.9%
Atmos Energy Corp.                                        4,936       136,727
KeySpan Corp.                                             2,852       112,569
                                                                   ----------
                                                                      249,296
                                                                   ----------
INTEGRATED TELECOMMUNICATION SERVICES--4.2%
Citizens Communications Co.                               8,158       110,051
SBC Communications, Inc.                                  4,366       103,736
                                                                   ----------
                                                                      213,787
                                                                   ----------
MULTI-UTILITIES & UNREGULATED POWER--10.7%
Dominion Resources, Inc.                                  1,661       115,240
Duke Energy Corp.                                         4,441       118,975
Energy East Corp.                                         3,373        88,373
SCANA Corp.                                               3,426       133,785
Vectren Corp.                                             3,358        92,714
                                                                   ----------
                                                                      549,087
                                                                   ----------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $2,903,335)                                        2,938,346
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--29.8%

ELECTRIC UTILITIES--18.1%
E.ON AG (Germany)                                         1,238       110,899


                                                         SHARES      VALUE
                                                         ------    ----------
FOREIGN COMMON STOCKS (continued)

ELECTRIC UTILITIES (CONTINUED)
Endesa SA (Spain)                                         4,801    $  109,333
Enel S.p.A. (Italy)                                      13,775       129,465
National Grid plc (United Kingdom)                       14,190       138,169
RWE AG (Germany)                                          1,632        94,094
Scottish and Southern Energy plc (United
  Kingdom)                                                8,053       135,105
Scottish Power plc (United Kingdom)                      14,644       116,420
United Utilities plc (United Kingdom)                     7,454        90,049
                                                                   ----------
                                                                      923,534
                                                                   ----------

INTEGRATED TELECOMMUNICATION SERVICES--9.9%
BCE, Inc. (Canada)                                        5,595       133,385
Chunghwa Telecom Co., Ltd. ADR (Taiwan)                   5,344       115,698
Deutsche Telekom AG ADR (Germany)(b)                      3,968        85,828
Singapore Telecommunications, Ltd. (Singapore)           23,000        35,836
Telecom Corporation of New Zealand, Ltd. ADR
  (New Zealand)                                           3,807       133,816
                                                                   ----------
                                                                      504,563
                                                                   ----------

MULTI-UTILITIES & UNREGULATED POWER--1.8%
Snam Rete Gas S.p.A. (Italy)                             15,515        92,122
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,504,773)                                        1,520,219
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--87.4%
(IDENTIFIED COST $4,408,108)                                        4,458,565
-----------------------------------------------------------------------------


                                           STANDARD &
                                             POOR'S    PAR VALUE
                                             RATING      (000)       VALUE
                                           ----------  ---------   ----------
SHORT-TERM INVESTMENTS--12.4%

FEDERAL AGENCY SECURITIES--12.4%
FNMA 2.39%, 2/4/05                            A-1+         630        629,875
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $629,875)                                            629,875
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $5,037,983)                                        5,088,440(a)

Other assets and liabilities, net--0.2%                                 8,402
                                                                   ----------
NET ASSETS--100.0%                                                 $5,096,842
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $79,822 and gross depreciation of $29,365 for federal income tax purposes. At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $5,037,983.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1E "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX INVESTMENT SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedules of Investments. The preparation of Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
     As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
     Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

E. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Phoenix Investment Series Fund
            --------------------------------------------------------------------


By (Signature and Title)*       /s/ George R. Aylward
                         -------------------------------------------------------
                                George R. Aylward, Executive Vice President
                                (principal executive officer)

Date     March 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ George R. Aylward
                         -------------------------------------------------------
                                George R. Aylward, Executive Vice President
                                (principal executive officer)

Date     March 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*       /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                                Nancy G. Curtiss, Treasurer
                                (principal financial officer)

Date     March 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.